Equity reserves and long-term incentive plan awards - disclosure of amount and movement in performance share units (Details) - Performance Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	571,000	0
Granted	1,588,900	893,400
Settled in cash	(88,167)	0
Cancelled/Forfeited	(332,332)	(322,400)
Balance, end of year	1,739,401	571,000